Trade and other current payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Trade and other current payables	$ 515,522,729	$ 324,521,077
Trade and other non-current payables	29,457	19,875
Trade Accounts Payable Withholdings	75,551,668	66,223,983
Trade Accounts Payable Withholdings Non Current	0	0
Suppliers [Member]
Statement [Line Items]
Trade and other current payables	438,852,587	256,222,794
Trade and other non-current payables	0	0
Notes payable [Member]
Statement [Line Items]
Trade and other current payables	1,118,474	2,074,300
Trade and other non-current payables	29,457	19,875
Trade an other current payables [Member]
Statement [Line Items]
Trade and other current payables	439,971,061	258,297,094
Trade and other non-current payables	29,457	19,875
Withholdings payable [Member]
Statement [Line Items]
Trade and other current payables	75,551,668	66,223,983
Trade and other non-current payables	0	0
Total trade and other current payables [Member]
Statement [Line Items]
Trade and other current payables	515,522,729	324,521,077
Trade and other non-current payables	$ 29,457	$ 19,875